Contracts, acquisitions and agreements	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Contracts, acquisitions and agreements

20.	Contracts, acquisitions and agreements

20.1.	Maintenance and service contracts

The Group entered into long-term service agreements executed with leading global companies in the construction and maintenance of thermoelectrical generation plants, such as (i) General Electric, which is in charge of the maintenance of the Nuevo Puerto Combined Cycle plant, and part of the Mendoza based units, (ii) Siemens Energy, which is in charge of the maintenance of the combined cycle unit based in Mendoza site, the thermoelectrical power plant Brigadier López, the Luján de Cuyo and Terminal 6 San Lorenzo cogeneration units, and one of the combined cycle units based in Costanera thermoelectrical power plant, and (iii) Mitsubishi, which is in charge of the maintenance of the other combined cycle unit located in the Costanera thermoelectrical power plant.

Under long-term service agreements, suppliers provide materials, spare parts, labor and on-site engineering guidance in connection with scheduled maintenance activities, in accordance with the applicable technical recommendations.

20.2.	Acquisition of General Electric gas turbine

On March 13th, 2015, the Company acquired a gas turbine from General Electric and hired their specialized technical support services. The unit is a gas turbine with 373 MW output power.

20.3.	Renewable Energy generation farms

In 2017 the Group entered into a power purchase agreement with CAMMESA for La Castellana and Achiras wind farms for a 20-year term as from the launch of the commercial operations. Likewise, during 2018 the Group entered into a power purchase agreement with CAMMESA for La Genoveva wind farm for a 20-year term as from the launch of the commercial operations.

Regarding wind farm La Castellana II, the Group entered into supply agreements with Rayen Cura S.A.I.C. for a 7-year term and approximately 35,000 MWh/year volume, with Metrive S.A. for a 15-year term and 12,000 MWh/year volume, with N. Ferraris for a 10-year term and 6,500 MWh/year volume and with Banco de Galicia y Buenos Aires S.A. for a 10-year term to supply energy demand for approximately 4,700 MWh/year.

Regarding wind farm La Genoveva II, the Group entered into supply agreements with Aguas y Saneamiento S.A. (AYSA) for a 10-year term from the beginning of operations date of the wind farm and approximately 87.6 GWh/year volume, with PBB Polisur S.R.L. (Dow Chemical) for a term of 6 years and an estimated volume of 80 GWh/year, with INC S.A. (Carrefour) for a term of 3 years and an estimated volume of 12 GWh/year, with Farm Frites for a 5-year term and 9.5 GWh/year volume and with BBVA for a 5-year term and 6 GWh/year volume.

Regarding wind farm Manque, the Group entered into a power purchase agreement with Cervecería y Maltería Quilmes SAICAyG (“Quilmes”) for the wind farm Manque for a 20-year term as from the launch of the commercial operations and for an estimated volume of 235 GWh per year.

Regarding the wind farm Los Olivos, the Group entered into power purchase agreements with S.A. San Miguel A.G.I.C.I. y F., Minera Alumbrera Limited and SCANIA Argentina S.A.U. for a 10-year term as from the launch of commercial operations, to supply them 8.7 GWh/year, 27.4 GWh/year and 20.2 GWh/year, respectively.

During the year 2018, the subsidiary company CPCS entered into an agreement with CAMMESA for the purchase of energy generated by the Guañizuil II A solar farm, for a period of 20 years from the beginning of operations (see Note 20.7).

Acquisition and operation of wind turbines

The Group has entered into agreements with Nordex Windpower S.A. for the operation and maintenance of Achiras and La Castellana wind farms for a 10-year term.

In addition, the Group has entered into agreements with Vestas Argentina S.A. for the operation and maintenance of wind farms La Genoveva I until August 30, 2040; La Genoveva II until May 31, 2039; La Castellana II until May 31, 2039; and Manque and Los Olivos until December 31, 2039.

20.4.	Acquisition of Brigadier López thermoelectric plant

In the context of a local and foreign public tender called by Integración Energética Argentina S.A. (“IEASA”), which has been awarded to the Company, on June 14, 2019 the transfer agreement of the production unit that is part of Brigadier López thermoelectric plant and of the premises on which the plant is located, was signed, including: a) production unit for the plant, which includes personal property, recordable personal property, facilities, machines, tools, spare parts, and other assets used for the plant operation and use; b) IEASA’s contractual position in executed contracts (including turbogas and turbosteam supplying contracts with CAMMESA and the financial trust agreement signed by IEASA as trustor, among others); c) permits and authorizations in effect related to the plant operation; and d) the labor relationship with the transferred employees.

The plant currently has a Siemens gas turbine of 280.5 MW. According to the tender specifications and conditions, it is expected to supplement the gas turbine with a boiler and a steam turbine to reach the closing of the combined cycle, which will generate 420 MW in total.

During February 2024, the agreement with SACDE on the works, services, and necessary works to close the cycle was agreed on, having the “notice to proceed” been granted on February 26, 2024. The cycle closing works are in progress.

20.5.	Shares purchase agreements with Enel Group

On February 17, 2023, Proener S.A.U. acquired 531,273,928 shares from Enel Argentina S.A., which represent 75.68% of the capital stock and votes from Enel Generación Costanera S.A. (currently, Central Costanera S.A.). The total purchase price amounted to USD 48,000,000. Pursuant to the CNV applicable regulations, on March 17, 2023, a mandatory public acquisition offering ("OPA") at an equitable price with respect to the remaining outstanding shares was announced. Such was approved by CNV on May 23, 2023. The offering reception period was opened from May 30, 2023 to June 12, 2023, and offerings from a total of 17 shareholders, owners of 65,100 shares, representing approximately 0.0093% of the issued and outstanding shares of Central Costanera S.A. were accepted, which were acquired at a $94,189 price per share by Proener S.A.U. This acquisition was recorded as a business combination as described in Note 2.2.20.

20.6.	Forest companies’ acquisition

On December 27, 2022, Proener S.A.U., entered into a shares purchase agreement with Masisa S.A. and Masisa Overseas S.A. (jointly, “Masisa”), one of the main forestry companies in the region. Through such agreement, Masisa sold Proener S.A.U. the total shares of its Argentine affiliates Forestal Argentina S.A. and Masisa Forestal S.A. (currently, Loma Alta Forestal S.A.), which hold the forestry assets Masisa had in the country.

On May 3, 2023, Proener S.A.U. acquired 100% of capital stock and votes of companies Empresas Verdes Argentina S.A., Las Misiones S.A. y Estancia Celina S.A. The purchase price amounted to USD 29,881,340. Such companies own forest assets that are made of approximately 88,063 hectares in Corrientes province, from which 26,000 are planted with pine tree (over a total 36,000 hectares plantable area). This acquisition was recorded as a business combination as described in Note 2.2.20.

20.7.	Acquisition of solar farm

On October 18, 2023, the Group acquired from Equinor Wind Power A.S., Scatec Solar Netherlands B.V. and Scatec Solar Argentina B.V. 100% of the share capital and votes of Cordillera Solar VIII S.A., currently called CP Cordillera Solar S.A. ("CPCS"), and Scatec Equinor Solutions Argentina S.A., currently called CP Servicios Renovables S.A., owner and operating companies, respectively, of a solar farm located in the province of San Juan, with an approximate power of 100 MW. The solar farm has an agreement with CAMMESA for the purchase of generated energy for a 20-year term counted as from the operations beginning date of such farm. This acquisition has been recorded as an assets acquisition as per IFRS 3. For further information regarding CPCS loans see Notes 13.3.12 and 13.3.13.

20.8.	Acquisition of equity interest in AbraSilver Resource Corp.

On April 22, 2024, Proener S.A.U. entered into a shares subscription agreement for a 4% interest in the capital stock of AbraSilver Resource Corp. (a Canadian company listed in the Canadian stock market), which is the owner of the silver-gold project Diablillos located in the Northwest region of Argentina. The transaction price amounted to 10,000,000 Canadian dollars. The investment is valued at fair value as of the end of the fiscal year and classified under the item "Other Non-Current Financial Assets."

After the end of the fiscal year, on January 31, 2025, Proener S.A.U. made an additional share subscription for an amount of 25,741,477 Canadian dollars, through which its shareholding in AbraSilver Resource Corp. increased to 9.9%.

20.9.	Acquisition of interest in 3C Lithium Pte. Ltd.

On December 26, 2024, CPSA subscribed to 55,000,000 shares, equivalent to 27.5% of the share capital and voting rights of 3C Lithium Pte. Ltd. (a company incorporated under the laws of Singapore), which holds 100% of the share capital of Minera Cordillera S.A., an Argentine company that holds the mining rights to the 'Tres Cruces' project located in the province of Catamarca, Argentina. The subscription amount was USD 0.3636 per share, with an initial payment of USD 0.0636 per share made on December 27, 2024, and subsequent payments agreed upon by the parties. The 'Tres Cruces' project is a recently discovered lithium deposit, aimed at developing exploration, drilling, and mineral exploitation activities.

20.10.	San Carlos solar farm

On July 28, 2022, within the framework of Resolution MEyM No. 281/2017, the Group obtained dispatch priority allocation for the San Carlos Solar Farm project with a capacity of 10 MW, which was later increased to 15 MW, to be built in the locality of San Carlos, Province of Salta. On March 27, 2024, agreements were signed for the construction of the solar farm with the Chinese company Shanghai Electric Power Construction Company Ltd. Argentina. As of the date of these financial statements, the solar farm is under construction.